Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 5,975.5	$ 86.4	₨ 5,225.6
Service cost	820.6	11.9	741.0	₨ 860.6
Interest cost	476.7	6.9	392.2	454.6
Actuarial(gains)/ losses	(46.4)	(0.7)	97.8
Benefits paid	(572.9)	(8.3)	(481.1)
Projected benefit obligation, end of the period	6,653.5	96.2	5,975.5	5,225.6
Change in plan assets:
Fair value of plan assets, beginning of the period	4,573.4	66.1	3,902.2
Expected return on plan assets	347.4	5.0	297.4	389.7
Actuarial gains/(losses)	130.2	1.9	12.7
Actual return on plan assets	477.6	6.9	310.1
Employer contributions	1,023.7	14.8	842.2
Benefits paid	(572.9)	(8.3)	(481.1)
Fair value of plan assets, end of the period	5,501.8	$ 79.5	4,573.4	₨ 3,902.2
Funded Status	₨ (1,151.7)		₨ (1,402.1)		$ (16.7)